UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2014

MFS® INTERMEDIATE

INCOME TRUST

MIN-SEM

Managed Distribution Policy Disclosure

The MFS Intermediate Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders – the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® INTERMEDIATE INCOME TRUST

New York Stock Exchange Symbol: MIN

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	66.3%
Non-U.S. Government Bonds	16.1%
Emerging Markets Bonds	7.3%
Mortgage-Backed Securities	3.5%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.6%
U.S. Government Agencies	1.6%
Municipal Bonds	0.3%
Collateralized Debt Obligations	0.2%
High Yield Corporates	0.2%
U.S. Treasury Securities	(4.1)%

Composition including fixed income credit quality (a)(i)
AAA	7.4%
AA	13.1%
A	31.2%
BBB	42.2%
BB	0.2%
CCC (o)	0.0%
U.S. Government (o)	0.0%
Federal Agencies	5.1%
Not Rated	(4.1)%
Cash & Other	4.9%

Portfolio facts (i)
Average Duration (d)	3.3
Average Effective Maturity (m)	4.3 yrs.

Issuer country weightings (i)(x)
United States	50.4%
France	6.6%
United Kingdom	4.8%
Canada	4.3%
Japan	4.1%
Italy	3.6%
Netherlands	3.3%
Australia	3.1%
Sweden	2.7%
Other Countries	17.1%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
James Calmas	Lead and Investment Grade Debt Instruments Portfolio Manager	2002	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gain and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.5% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.3%
Issuer	Shares/Par	Value ($)

Asset-Backed & Securitized - 3.9%
ARI Fleet Lease Trust, “A”, FRN, 0.702%, 3/15/20 (n)	$198,290	$198,496
Chesapeake Funding LLC, “A”, FRN, 0.902%, 11/07/23 (n)	2,143,488	2,151,271
Commercial Mortgage Acceptance Corp., FRN, 2.178%, 9/15/30 (i)	2,343,189	97,788
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.052%, 9/15/39	1,338,143	1,463,404
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	2,000,000	2,206,354
CWCapital Cobalt Ltd., “A4”, FRN, 5.963%, 5/15/46	1,348,713	1,495,464
Falcon Franchise Loan LLC, FRN, 9.63%, 1/05/23 (i)(z)	1,226,613	103,281
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 4/10/38	1,090,108	1,112,126
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	2,080,000	2,078,336
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.243%, 1/17/45 (n)	1,000,000	1,000,800
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	2,065,000	2,263,203
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	2,880,827	3,083,044
Kingsland III Ltd., “A1”, CDO, FRN, 0.45%, 8/24/21 (n)	1,233,916	1,223,503
Motor PLC, “A1”, FRN, 0.645%, 8/25/21 (n)	2,100,000	2,099,983
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.273%, 3/15/45 (z)	1,420,000	1,420,284
Smart Trust, “A2B”, FRN, 0.402%, 9/14/15	1,717,622	1,717,843
Wachovia Bank Commercial Mortgage Trust, 5.418%, 1/15/45	1,738,562	1,840,657

		$25,555,837
Automotive - 3.5%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$3,000,000	$2,991,150
American Honda Finance Corp., FRN, 0.609%, 5/26/16 (n)	2,000,000	2,008,876
American Honda Finance Corp., FRN, 0.73%, 10/07/16	790,000	796,303
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,640,000	3,654,749
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	1,970,000	2,088,667
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	2,880,000	3,032,366
Hyundai Capital America, 1.875%, 8/09/16 (n)	1,590,000	1,613,910
Nissan Motor Acceptance Corp., FRN, 0.935%, 9/26/16 (n)	2,520,000	2,536,151
Nissan Motor Acceptance Corp., FRN, 0.785%, 3/03/17 (n)	1,340,000	1,343,015
Toyota Motor Credit Corp., 3.2%, 6/17/15	2,740,000	2,824,504

		$22,889,691

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Banks & Diversified Financials (Covered Bonds) - 1.1%
Australia & New Zealand Banking Group, FRN, 0.84%, 10/06/15 (n)	$1,150,000	$1,156,755
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	2,640,000	2,701,433
Hypothekenbank Frankfurt AG, 5.125%, 1/21/16	3,140,000	3,287,894

		$7,146,082
Broadcasting - 0.4%
CBS Corp., 5.75%, 4/15/20	$940,000	$1,081,940
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	910,000	910,794
WPP Finance, 8%, 9/15/14	812,000	833,401

		$2,826,135
Brokerage & Asset Managers - 0.9%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$1,306,000	$1,329,197
Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (n)	2,160,000	2,320,553
Franklin Resources, Inc., 1.375%, 9/15/17	588,000	584,955
TD Ameritrade Holding Co., 4.15%, 12/01/14	2,007,000	2,049,269

		$6,283,974
Building - 0.4%
CRH PLC, 8.125%, 7/15/18	$1,160,000	$1,425,476
Owens Corning, Inc., 4.2%, 12/15/22	1,144,000	1,140,870

		$2,566,346
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.516%, 3/03/17	$2,730,000	$2,740,759

Cable TV - 1.5%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$2,925,000	$2,835,404
DIRECTV Holdings LLC, 5.875%, 10/01/19	1,400,000	1,609,927
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,831,000	2,784,088
Time Warner Cable, Inc., 4%, 9/01/21	2,770,000	2,943,721

		$10,173,140
Chemicals - 0.9%
Dow Chemical Co., 8.55%, 5/15/19	$3,190,000	$4,089,411
Sociedad Quimica y Minera de Chile S.A., 6.125%, 4/15/16	1,463,000	1,569,714

		$5,659,125
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2/01/15	$1,950,000	$1,988,786

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.5%
Apple, Inc., FRN, 0.487%, 5/03/18	$2,390,000	$2,390,946
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	751,000	777,285

		$3,168,231
Conglomerates - 0.1%
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	$655,000	$674,938

Consumer Products - 0.8%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$1,860,000	$1,878,384
Newell Rubbermaid, Inc., 2%, 6/15/15	2,000,000	2,029,430
Newell Rubbermaid, Inc., 4.7%, 8/15/20	1,280,000	1,367,274

		$5,275,088
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$1,154,000	$1,171,400

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,400,000	$1,615,006

Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3%, 3/01/18	$742,000	$760,869
Ericsson, Inc., 4.125%, 5/15/22	2,190,000	2,257,535

		$3,018,404
Electronics - 0.4%
Tyco Electronics Group S.A., 2.375%, 12/17/18	$623,000	$619,724
Xilinx, Inc., 3%, 3/15/21	1,720,000	1,727,635

		$2,347,359
Emerging Market Quasi-Sovereign - 2.3%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	$1,090,000	$1,143,362
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	228,000	231,990
Corporacion Nacional del Cobre de Chile, 4.75%, 10/15/14 (n)	1,312,000	1,332,937
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	840,000	860,428
Empresa Nacional del Petroleo, 6.25%, 7/08/19	723,000	811,573
Gazprom Neft, 4.375%, 9/19/22 (n)	254,000	209,550
Korea Gas Corp., 2.25%, 7/25/17 (n)	1,630,000	1,651,395
Petroleos Mexicanos, 6%, 3/05/20	2,970,000	3,344,963
Petronas Capital Ltd., 7.875%, 5/22/22	1,089,000	1,417,244
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)	1,584,000	1,875,060
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	1,466,000	1,357,762
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,330,000	1,297,814

		$15,534,078

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 0.9%
Republic of Peru, 9.875%, 2/06/15	$485,000	$520,163
Republic of Poland, 5%, 3/23/22	772,000	840,515
Republic of Slovakia, 4.375%, 5/21/22 (n)	2,960,000	3,121,231
United Mexican States, 3.625%, 3/15/22	1,754,000	1,777,679

		$6,259,588
Energy - Independent - 0.3%
Hess Corp., 8.125%, 2/15/19	$1,230,000	$1,549,137
Petrohawk Energy Corp., 7.25%, 8/15/18	178,000	187,894

		$1,737,031
Energy - Integrated - 2.7%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,320,000	$2,415,139
BP Capital Markets PLC, 4.5%, 10/01/20	853,000	940,597
BP Capital Markets PLC, 4.742%, 3/11/21	1,810,000	2,014,798
Husky Energy, Inc., 5.9%, 6/15/14	2,755,000	2,771,811
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	1,619,000	1,522,265
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	2,192,000	1,918,000
Petro-Canada, 6.05%, 5/15/18	904,000	1,043,837
Petro-Canada Financial Partnership, 5%, 11/15/14	2,140,000	2,189,779
Total Capital International S.A., 1.5%, 2/17/17	1,000,000	1,015,247
Total Capital S.A., 3%, 6/24/15	1,860,000	1,915,395

		$17,746,868
Financial Institutions - 1.3%
General Electric Capital Corp., 6%, 8/07/19	$1,180,000	$1,392,317
General Electric Capital Corp., 3.15%, 9/07/22	2,000,000	2,000,278
General Electric Capital Corp., 3.1%, 1/09/23	1,102,000	1,090,567
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	1,970,000	2,010,996
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	466,000	465,184
NYSE Euronext, 2%, 10/05/17	1,558,000	1,584,181

		$8,543,523
Food & Beverages - 2.6%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$1,953,000	$1,679,580
BRF S.A., 3.95%, 5/22/23 (n)	2,115,000	1,940,513
Conagra Foods, Inc., 1.3%, 1/25/16	1,680,000	1,693,808
Diageo Capital PLC, 1.5%, 5/11/17	1,530,000	1,547,037
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	290,000	300,556
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	2,850,000	2,672,465
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,310,000	1,532,684
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	611,000	674,859
Tyson Foods, Inc., 4.5%, 6/15/22	1,447,000	1,531,648
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,430,000	1,382,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	$613,000	$621,154
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,876,000	1,929,188

		$17,506,085
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 5/18/15	$1,096,000	$1,124,936

Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	$2,312,000	$2,323,775

Gaming & Lodging - 0.7%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$1,686,000	$1,746,124
Wyndham Worldwide Corp., 5.625%, 3/01/21	2,890,000	3,168,212

		$4,914,336
Industrial - 0.9%
Johns Hopkins University, 5.25%, 7/01/19	$2,175,000	$2,470,382
Princeton University, 4.95%, 3/01/19	2,860,000	3,220,795

		$5,691,177
Insurance - 3.0%
American International Group, Inc., 3%, 3/20/15	$3,680,000	$3,760,695
American International Group, Inc., 5.85%, 1/16/18	395,000	450,886
American International Group, Inc., 3.375%, 8/15/20	1,750,000	1,811,532
Lincoln National Corp., 4.3%, 6/15/15	1,360,000	1,413,803
MetLife, Inc., 1.756%, 12/15/17	575,000	579,890
Metropolitan Life Global Funding I, 5.125%, 6/10/14 (n)	1,020,000	1,024,807
Principal Financial Group, Inc., 8.875%, 5/15/19	2,230,000	2,846,689
Prudential Financial, Inc., 6.2%, 1/15/15	2,210,000	2,297,450
Unum Group, 4%, 3/15/24	2,863,000	2,907,795
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,740,000	1,885,929
Voya Financial, Inc., 2.9%, 2/15/18	1,141,000	1,177,297

		$20,156,773
Insurance - Health - 0.2%
Wellpoint, Inc., 1.25%, 9/10/15	$1,220,000	$1,229,828

Insurance - Property & Casualty - 2.3%
ACE Ltd., 2.6%, 11/23/15	$2,000,000	$2,061,358
Aon Corp., 3.5%, 9/30/15	2,750,000	2,853,029
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	1,610,000	1,836,329
AXIS Specialty Finance LLC, 2.65%, 4/01/19	427,000	428,933
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)	2,197,000	2,370,031
PartnerRe Ltd., 5.5%, 6/01/20	2,120,000	2,356,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		$3,000,000	$3,217,500

			$15,123,303
International Market Quasi-Sovereign - 2.5%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)		$1,746,000	$1,734,791
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)		3,280,000	3,290,132
Electricite de France, 2.15%, 1/22/19 (n)		1,784,000	1,791,901
Societe Financement de l’ Economie Francaise, 3.375%, 5/05/14 (n)		2,315,000	2,315,000
Statoil A.S.A., 1.8%, 11/23/16		1,420,000	1,455,108
Statoil A.S.A., FRN, 0.525%, 5/15/18		2,887,000	2,888,195
Swedish Export Credit Corp., FRN, 0.986%, 8/14/14		3,300,000	3,306,171

			$16,781,298
International Market Sovereign - 12.9%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	1,887,000	$1,981,653
Federal Republic of Germany, 4.25%, 7/04/18	EUR	2,608,000	4,195,492
Government of Canada, 4.5%, 6/01/15	CAD	1,980,000	1,874,483
Government of Canada, 4.25%, 6/01/18	CAD	1,532,000	1,551,694
Government of Canada, 3.25%, 6/01/21	CAD	979,000	966,629
Government of Canada, 5.75%, 6/01/33	CAD	358,000	466,675
Government of Japan, 1.1%, 6/20/20	JPY	800,000,000	8,216,333
Government of Japan, 0.8%, 6/20/23	JPY	340,000,000	3,395,251
Kingdom of Belgium, 5.5%, 9/28/17	EUR	2,494,000	4,041,926
Kingdom of Denmark, 3%, 11/15/21	DKK	5,323,000	1,119,255
Kingdom of Spain, 5.4%, 1/31/23	EUR	787,000	1,308,804
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,110,000	6,517,210
Kingdom of Sweden, 5%, 12/01/20	SEK	3,830,000	714,218
Kingdom of the Netherlands, 4%, 7/15/16	EUR	2,000,000	3,002,951
Republic of Austria, 4.65%, 1/15/18	EUR	1,138,000	1,817,834
Republic of France, 5%, 10/25/16	EUR	9,214,000	14,267,122
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,179,000	2,287,950
Republic of Iceland, 5.875%, 5/11/22 (n)		336,000	365,820
Republic of Ireland, 4.5%, 4/18/20	EUR	1,752,000	2,810,350
Republic of Italy, 5.25%, 8/01/17	EUR	11,388,000	17,794,533
Republic of Italy, 3.75%, 3/01/21	EUR	550,000	829,799
United Kingdom Treasury, 8%, 6/07/21	GBP	2,500,000	5,812,652

			$85,338,634
Internet - 0.3%
Baidu, Inc., 3.25%, 8/06/18		$1,709,000	$1,745,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.8%
Province of Ontario, 4.75%, 1/19/16	$3,000,000	$3,219,150
State of Illinois, 4.961%, 3/01/16	1,795,000	1,915,624

		$5,134,774
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$510,000	$571,508

Major Banks - 11.8%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$1,997,000	$2,144,678
Bank of America Corp., 7.375%, 5/15/14	200,000	200,391
Bank of America Corp., 1.5%, 10/09/15	1,780,000	1,796,933
Bank of America Corp., 6.5%, 8/01/16	1,420,000	1,584,112
Bank of America Corp., 3.3%, 1/11/23	1,335,000	1,295,823
Bank of America Corp., 4.125%, 1/22/24	2,876,000	2,916,664
Bank of America Corp., FRN, 0.513%, 6/15/16	2,200,000	2,183,049
Barclays Bank PLC, 5.125%, 1/08/20	2,760,000	3,102,044
BNP Paribas, 2.7%, 8/20/18	1,200,000	1,228,852
BNP Paribas, FRN, 0.713%, 3/17/17	2,660,000	2,667,568
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	2,560,000	2,872,673
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	2,480,000	2,768,399
DBS Bank Ltd., 2.35%, 2/28/17 (n)	1,830,000	1,882,073
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,220,000	2,336,461
Goldman Sachs Group, Inc., 5.75%, 1/24/22	3,044,000	3,473,177
Goldman Sachs Group, Inc., FRN, 1.424%, 4/30/18	1,240,000	1,257,547
HSBC USA, Inc., 4.875%, 8/24/20	3,370,000	3,703,734
Huntington National Bank, FRN, 0.653%, 4/24/17	2,460,000	2,463,739
ING Bank N.V., 5.8%, 9/25/23 (n)	2,912,000	3,192,659
ING Bank N.V., FRN, 1.635%, 6/09/14 (n)	4,650,000	4,656,770
JPMorgan Chase & Co., 4.625%, 5/10/21	2,890,000	3,166,333
Kookmin Bank, 7.25%, 5/14/14 (n)	2,100,000	2,103,415
Morgan Stanley, 6%, 5/13/14	2,330,000	2,332,885
Morgan Stanley, 6.625%, 4/01/18	1,532,000	1,787,424
Morgan Stanley, 5.625%, 9/23/19	640,000	729,725
Morgan Stanley, FRN, 1.484%, 2/25/16	1,900,000	1,927,322
National Australia Bank Ltd., 2%, 3/09/15	2,920,000	2,960,460
Nordea Bank AB, FRN, 0.696%, 5/13/16 (n)	1,492,000	1,500,131
Royal Bank of Canada, FRN, 0.695%, 9/09/16	3,000,000	3,014,784
Royal Bank of Scotland PLC, 2.55%, 9/18/15	996,000	1,017,238
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	1,000,000	1,018,566
Standard Chartered PLC, 3.85%, 4/27/15 (n)	2,320,000	2,389,391
Wells Fargo & Co., 3.75%, 10/01/14	2,900,000	2,941,038
Wells Fargo & Co., 7.98% to 2018, FRN to 3/29/49	1,190,000	1,350,650
Westpac Banking Corp., 2%, 8/14/17	2,320,000	2,364,124

		$78,330,832

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 0.9%
Covidien International Finance S.A., 1.35%, 5/29/15	$2,000,000	$2,018,124
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	3,650,000	3,751,784

		$5,769,908
Metals & Mining - 1.5%
Barrick Gold Corp., 4.1%, 5/01/23	$2,731,000	$2,659,281
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,090,000	1,096,178
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	1,740,000	1,723,320
Glencore Funding LLC, FRN, 1.393%, 5/27/16 (n)	2,300,000	2,312,215
Kinross Gold Corp., 5.95%, 3/15/24 (n)	1,897,000	1,920,743

		$9,711,737
Mortgage-Backed - 3.5%
Fannie Mae, 4.787%, 8/01/14	$621,703	$623,507
Fannie Mae, 5.386%, 9/01/14	234,877	236,157
Fannie Mae, 4.62%, 1/01/15	842,766	850,488
Fannie Mae, 4.909%, 4/01/15	811,409	827,582
Fannie Mae, 5.432%, 2/01/16	1,885,415	2,008,760
Fannie Mae, 6%, 11/01/16	120,467	124,702
Fannie Mae, 5.395%, 12/01/16	1,236,749	1,353,967
Fannie Mae, 1.114%, 2/25/17	2,370,000	2,364,077
Fannie Mae, 5.5%, 9/01/17 - 4/01/25	1,355,336	1,467,044
Fannie Mae, 4.5%, 3/01/19	1,506,870	1,600,222
Fannie Mae, 5%, 5/01/19 - 12/01/20	312,581	332,682
Fannie Mae, 6.5%, 11/01/31	1,518,292	1,742,699
Freddie Mac, 6%, 8/01/17 - 8/01/34	270,421	288,033
Freddie Mac, 5.5%, 9/01/17 - 6/01/20	1,434,868	1,532,985
Freddie Mac, 3.882%, 11/25/17	1,423,992	1,533,427
Freddie Mac, 5%, 6/01/19	881,247	934,454
Freddie Mac, 4.224%, 3/25/20	2,249,154	2,462,225
Ginnie Mae, 6%, 6/15/33	684,950	788,922
Ginnie Mae, 6%, 10/15/36 (f)	509,836	579,144
Ginnie Mae, 6.357%, 4/20/58	1,523,575	1,607,765

		$23,258,842
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$1,850,000	$1,852,239

Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 10/10/17 (n)	$2,700,000	$2,711,818

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 3.1%
DCP Midstream LLC, 3.875%, 3/15/23	$1,907,000	$1,900,879
Energy Transfer Partners LP, 3.6%, 2/01/23	3,000,000	2,916,909
EnLink Midstream Partners LP, 4.4%, 4/01/24	1,257,000	1,294,104
Enterprise Products Operating LP, 3.7%, 6/01/15	2,930,000	3,025,377
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	1,854,000	1,856,406
ONEOK Partners LP, 3.2%, 9/15/18	1,110,000	1,153,052
Spectra Energy Capital LLC, 8%, 10/01/19	1,299,000	1,607,607
Sunoco Logistics Partners LP, 4.25%, 4/01/24	774,000	790,143
TransCanada PipeLines Ltd., 3.4%, 6/01/15	1,957,000	2,016,577
TransCanada PipeLines Ltd., FRN, 0.913%, 6/30/16	790,000	796,649
Williams Cos., Inc., 3.7%, 1/15/23	807,000	745,126
Williams Partners LP, 4.3%, 3/04/24	2,201,000	2,247,353

		$20,350,182
Network & Telecom - 2.2%
AT&T, Inc., FRN, 1.143%, 11/27/18	$6,940,000	$7,073,852
British Telecommunications PLC, 2.35%, 2/14/19	1,330,000	1,332,331
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	659,000	691,375
Verizon Communications, Inc., 8.75%, 11/01/18	689,000	880,193
Verizon Communications, Inc., 5.15%, 9/15/23	3,027,000	3,336,771
Verizon Communications, Inc., FRN, 1.003%, 6/17/19	1,250,000	1,265,050

		$14,579,572
Oil Services - 0.3%
Noble Corp., 3.45%, 8/01/15	$1,030,000	$1,063,855
Transocean, Inc., 2.5%, 10/15/17	962,000	978,458

		$2,042,313
Other Banks & Diversified Financials - 9.5%
American Express Credit Corp., FRN, 1.334%, 6/12/15	$3,970,000	$4,013,348
Banco de Credito e Inversiones, 3%, 9/13/17 (n)	200,000	202,949
Banco Santander Chile, FRN, 1.126%, 4/11/17 (z)	3,410,000	3,410,031
Bancolombia S.A., 5.125%, 9/11/22	142,000	140,758
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.845%, 9/09/16 (n)	2,870,000	2,886,761
Banque Federative du Credit Mutuel, FRN, 1.077%, 10/28/16 (n)	2,490,000	2,504,128
Banque Federative du Credit Mutuel, FRN, 1.077%, 1/20/17 (n)	960,000	965,164
Capital One Financial Corp., 2.15%, 3/23/15	1,058,000	1,073,616
Capital One Financial Corp., FRN, 0.876%, 11/06/15	1,160,000	1,165,554
Citigroup, Inc., 8.5%, 5/22/19	1,960,000	2,497,175
Fifth Third Bancorp, 1.35%, 6/01/17	2,570,000	2,569,712
Fifth Third Bancorp, 2.3%, 3/01/19	795,000	793,521
Groupe BPCE S.A., 5.7%, 10/22/23 (n)	2,325,000	2,461,919
Groupe BPCE S.A., 12.5% to 2019, FRN to 8/29/49 (n)	2,556,000	3,399,480

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	$880,000	$888,965
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	1,752,000	1,840,914
Lloyds Bank PLC, 2.3%, 11/27/18	780,000	785,369
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	2,080,000	2,404,709
Macquarie Bank Ltd., 5%, 2/22/17 (n)	918,000	1,002,649
Macquarie Group Ltd., 6%, 1/14/20 (n)	1,971,000	2,207,126
National Bank of Canada, 1.5%, 6/26/15	1,760,000	1,779,237
Rabobank Nederland N.V., 3.375%, 1/19/17	1,757,000	1,864,043
Rabobank Nederland N.V., 3.95%, 11/09/22	2,716,000	2,732,065
Santander Holdings USA, Inc., 4.625%, 4/19/16	450,000	481,344
Santander UK PLC, 3.875%, 11/10/14 (n)	3,440,000	3,499,798
SunTrust Banks, Inc., 3.5%, 1/20/17	2,237,000	2,367,305
Svenska Handelsbanken AB, 4.875%, 6/10/14 (n)	3,060,000	3,073,770
Svenska Handelsbanken AB, FRN, 0.683%, 3/21/16	1,250,000	1,255,929
Svenska Handelsbanken AB, FRN, 0.703%, 9/23/16	2,940,000	2,954,706
Swedbank AB, 2.125%, 9/29/17 (n)	1,882,000	1,912,458
U.S. Bancorp, 2.95%, 7/15/22	1,316,000	1,274,125
Union Bank, FRN, 1.185%, 6/06/14	2,500,000	2,502,018

		$62,910,646
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 12/15/22	$1,468,000	$1,423,128

Pharmaceuticals - 0.9%
Celgene Corp., 3.95%, 10/15/20	$2,320,000	$2,443,981
Hospira, Inc., 6.05%, 3/30/17	1,060,000	1,170,862
Mylan, Inc., 1.8%, 6/24/16	770,000	780,556
Sanofi, 1.2%, 9/30/14	1,550,000	1,556,005

		$5,951,404
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$2,620,000	$2,949,195

Real Estate - 1.8%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$2,029,000	$2,106,680
Boston Properties LP, REIT, 3.7%, 11/15/18	1,476,000	1,572,123
DDR Corp., REIT, 3.375%, 5/15/23	2,880,000	2,759,962
Health Care REIT, Inc., 2.25%, 3/15/18	828,000	837,784
Kimco Realty Corp., REIT, 6.875%, 10/01/19	690,000	827,409
Ventas Realty LP, 1.55%, 9/26/16	1,000,000	1,010,631
WEA Finance LLC, 6.75%, 9/02/19 (n)	2,290,000	2,772,237

		$11,886,826

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 0.9%
Kohl’s Corp., 3.25%, 2/01/23	$2,282,000	$2,165,194
Macy’s, Inc., 7.875%, 7/15/15	2,670,000	2,891,770
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,119,000	1,109,847

		$6,166,811
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 6/15/16	$1,900,000	$1,969,973

Supermarkets - 0.2%
Kroger Co., 3.85%, 8/01/23	$1,489,000	$1,511,889

Supranational - 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$2,950,000	$3,120,613

Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,007,000	$1,035,218
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	1,540,000	1,509,146
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,934,000	3,395,861
Rogers Communications, Inc., 6.8%, 8/15/18	1,490,000	1,775,648

		$7,715,873
Tobacco - 0.6%
Altria Group, Inc., 4%, 1/31/24	$724,000	$737,503
Lorillard Tobacco Co., 8.125%, 6/23/19	1,316,000	1,635,966
Lorillard Tobacco Co., 6.875%, 5/01/20	1,340,000	1,582,385

		$3,955,854
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$1,247,000	$1,286,102

U.S. Government Agencies and Equivalents - 1.5%
Aid-Egypt, 4.45%, 9/15/15	$3,963,000	$4,184,619
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	520,000	539,772
Small Business Administration, 6.35%, 4/01/21	471,339	515,416
Small Business Administration, 6.34%, 5/01/21	375,129	407,870
Small Business Administration, 6.44%, 6/01/21	370,446	407,121
Small Business Administration, 6.625%, 7/01/21	444,986	487,681
Small Business Administration, 5.34%, 11/01/21	1,119,980	1,210,109
Small Business Administration, 4.93%, 1/01/24	654,579	705,804
Small Business Administration, 5.36%, 11/01/25	959,558	1,043,946
Small Business Administration, 5.39%, 12/01/25	660,431	726,690

		$10,229,028

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 8/15/15	$30,000	$34,037

Utilities - Electric Power - 5.8%
Dominion Resources, Inc., 1.95%, 8/15/16	$2,660,000	$2,718,677
Duke Energy Corp., 3.35%, 4/01/15	3,280,000	3,364,736
E.ON International Finance B.V., 5.8%, 4/30/18 (n)	3,000,000	3,421,140
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	710,000	711,258
Enel Finance International S.A., 6.25%, 9/15/17 (n)	2,240,000	2,545,110
Exelon Generation Co. LLC, 5.2%, 10/01/19	1,340,000	1,501,635
Exelon Generation Co. LLC, 4.25%, 6/15/22	509,000	521,349
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	3,950,000	3,992,459
NextEra Energy Capital Co., 1.2%, 6/01/15	245,000	246,442
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	3,080,000	3,105,515
Oncor Electric Delivery Co., 4.1%, 6/01/22	2,206,000	2,338,521
PG&E Corp., 2.4%, 3/01/19	1,448,000	1,452,529
PPL Capital Funding, Inc., 3.95%, 3/15/24	2,870,000	2,938,800
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	2,800,000	2,938,054
Progress Energy, Inc., 3.15%, 4/01/22	3,318,000	3,300,070
Southern Co., 2.45%, 9/01/18	2,280,000	2,328,847
Transelec S.A., 4.625%, 7/26/23 (n)	927,000	944,187

		$38,369,329
Total Bonds (Identified Cost, $622,719,487)		$650,651,711

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	2,929,467	$2,929,467
Total Investments (Identified Cost, $625,648,954)		$653,581,178

Other Assets, Less Liabilities - 1.4%		8,396,731
Net Assets - 100.0%		$661,977,909

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $183,133,793 representing 27.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from

Portfolio of Investments (unaudited) – continued

registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco Santander Chile, FRN, 1.126%, 4/11/17	4/08/14	$3,410,000	$3,410,031
Falcon Franchise Loan LLC, FRN, 9.63%, 1/05/23	1/18/02	32,544	103,281
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.273%, 3/15/45	3/13/14	1,420,000	1,420,284
Total Restricted Securities			$4,933,596
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	24,603,977	6/18/14	$34,261,579	$34,130,651	$130,928
SELL	JPY	Deutsche Bank AG	570,393,297	7/11/14	5,598,711	5,581,536	17,175
SELL	JPY	Goldman Sachs International	570,393,298	7/11/14	5,599,282	5,581,536	17,746

							$165,849

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	2,136,415	7/11/14	$1,966,463	$1,975,233	$(8,770)
SELL	CAD	Goldman Sachs International	1,048,694	7/11/14	953,115	955,193	(2,078)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	CAD	Merrill Lynch International Bank	4,330,670	7/11/14	$3,931,469	$3,944,550	$(13,081)
SELL	DKK	Barclays Bank PLC	2,955,171	7/11/14	546,479	549,459	(2,980)
SELL	DKK	UBS AG	2,955,171	7/11/14	546,534	549,459	(2,925)
SELL	EUR	Credit Suisse Group	15,230,785	7/11/14	21,024,347	21,126,984	(102,637)
SELL	GBP	Credit Suisse Group	2,215,074	7/11/14	3,705,221	3,737,898	(32,677)
SELL	GBP	Merrill Lynch International Bank	2,215,074	7/11/14	3,705,509	3,737,898	(32,389)
SELL	SEK	Goldman Sachs International	3,826,086	7/11/14	584,332	587,758	(3,426)

							$(200,963)

Futures Contracts at 4/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	150	$17,917,969	June - 2014	$74,930

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	74	$9,207,219	June - 2014	$(1,520)

					$73,410

At April 30, 2014, the fund had liquid securities with an aggregate value of $292,885 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $622,719,487)	$650,651,711
Underlying affiliated funds, at cost and value	2,929,467
Total investments, at value (identified cost, $625,648,954)	$653,581,178
Cash	608,036
Receivables for
Forward foreign currency exchange contracts	165,849
Investments sold	2,780,000
Interest	6,155,022
Other assets	72,773
Total assets	$663,362,858
Liabilities
Payables for
Distributions	$203,077
Forward foreign currency exchange contracts	200,963
Daily variation margin on open futures contracts	76,922
Investments purchased	608,036
Payable to affiliates
Investment adviser	19,509
Transfer agent and dividend disbursing costs	4,331
Payable for independent Trustees’ compensation	58,715
Accrued expenses and other liabilities	213,396
Total liabilities	$1,384,949
Net assets	$661,977,909
Net assets consist of
Paid-in capital	$694,284,919
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	27,991,433
Accumulated net realized gain (loss) on investments and foreign currency	(38,418,042)
Accumulated distributions in excess of net investment income	(21,880,401)
Net assets	$661,977,909
Shares of beneficial interest outstanding	117,925,635
Net asset value per share (net assets of $661,977,909 / 117,925,635 shares of beneficial interest outstanding)	$5.61

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$11,557,373
Dividends from underlying affiliated funds	3,683
Total investment income	$11,561,056
Expenses
Management fee	$1,760,715
Transfer agent and dividend disbursing costs	56,826
Administrative services fee	44,054
Independent Trustees’ compensation	52,908
Stock exchange fee	51,705
Custodian fee	40,176
Shareholder communications	149,282
Audit and tax fees	37,839
Legal fees	4,574
Miscellaneous	17,257
Total expenses	$2,215,336
Fees paid indirectly	(122)
Reduction of expenses by investment adviser	(478)
Net expenses	$2,214,736
Net investment income	$9,346,320
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,129,059
Futures contracts	(697,353)
Foreign currency	(1,661,360)
Net realized gain (loss) on investments and foreign currency	$(229,654)
Change in unrealized appreciation (depreciation)
Investments	$596,076
Futures contracts	750,375
Translation of assets and liabilities in foreign currencies	871,689
Net unrealized gain (loss) on investments and foreign currency translation	$2,218,140
Net realized and unrealized gain (loss) on investments and foreign currency	$1,988,486
Change in net assets from operations	$11,334,806

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/14	Year ended 10/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$9,346,320	$21,057,491
Net realized gain (loss) on investments and foreign currency	(229,654)	6,859,342
Net unrealized gain (loss) on investments and foreign currency translation	2,218,140	(25,248,691)
Change in net assets from operations	$11,334,806	$2,668,142
Distributions declared to shareholders
From net investment income	$(9,346,320)	$(21,363,994)
From tax return of capital	—	(39,051,679)
From other sources	(19,172,823)	—
Total distributions declared to shareholders	$(28,519,143)	$(60,415,673)
Change in net assets from fund share transactions	$—	$1,800,091
Total change in net assets	$(17,184,337)	$(55,947,440)
Net assets
At beginning of period	679,162,246	735,109,686
At end of period (including accumulated distributions in excess of net investment income of $21,880,401 and $2,707,578, respectively)	$661,977,909	$679,162,246

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/14		Years ended 10/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$5.76		$6.25	$6.37	$6.82	$6.87	$6.55
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.21	$0.22	$0.26	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		(0.16)	0.20	(0.11)	0.27	0.63
Total from investment operations	$0.09		$0.02	$0.41	$0.11	$0.53	$0.89
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)	$(0.30)	$(0.26)	$(0.39)	$(0.30)
From tax return of capital	—		(0.33)	(0.23)	(0.30)	(0.19)	(0.27)
From other sources	(0.16)		—	—	—	—	—
Total distributions declared to shareholders	$(0.24)		$(0.51)	$(0.53)	$(0.56)	$(0.58)	$(0.57)
Net asset value, end of period (x)	$5.61		$5.76	$6.25	$6.37	$6.82	$6.87
Market value, end of period	$5.32		$5.28	$6.53	$6.29	$6.95	$6.64
Total return at market value (%)	5.49	(n)	(11.67)	13.01	(1.19)	13.97	22.45
Total return at net asset value (%) (j)(r)(s)(x)	1.97	(n)	0.67	6.80	1.97	8.09	14.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.71	0.71	0.74	0.79
Expenses after expense reductions (f)	0.67	(a)	0.68	0.71	0.71	0.74	0.79
Net investment income	2.82	(a)	2.99	3.30	3.45	3.76	3.89
Portfolio turnover	12	(n)	30	29	16	30	50
Net assets at end of period (000 omitted)	$661,978		$679,162	$735,110	$745,539	$797,079	$801,220

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

Notes to Financial Statements (unaudited) – continued

Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$10,263,065	$—	$10,263,065
Non-U.S. Sovereign Debt	—	127,034,211	—	127,034,211
Municipal Bonds	—	1,852,239	—	1,852,239
U.S. Corporate Bonds	—	268,279,605	—	268,279,605
Residential Mortgage-Backed Securities	—	23,258,842	—	23,258,842
Commercial Mortgage-Backed Securities	—	13,665,321	—	13,665,321
Asset-Backed Securities (including CDOs)	—	11,890,516	—	11,890,516
Foreign Bonds	—	194,407,912	—	194,407,912
Mutual Funds	2,929,467	—	—	2,929,467
Total Investments	$2,929,467	$650,651,711	$—	$653,581,178

Other Financial Instruments
Futures Contracts	$73,410	$—	$—	$73,410
Forward Foreign Currency Exchange Contracts	—	(35,114)	—	(35,114)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$74,930	$(1,520)
Foreign Exchange	Forward Foreign Currency Exchange	165,849	(200,963)
Total		$240,779	$(202,483)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(697,353)	$—
Foreign Exchange	—	(1,668,744)
Total	$(697,353)	$(1,668,744)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$750,375	$—
Foreign Exchange	—	846,668
Total	$750,375	$846,668

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to

Notes to Financial Statements (unaudited) – continued

counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on

Notes to Financial Statements (unaudited) – continued

the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/13
Ordinary income (including any short-term capital gains) (a)	$21,363,994
Tax return of capital (b)	39,051,679
Total distributions	$60,415,673

Notes to Financial Statements (unaudited) – continued

(a)	Included in the fund’s distributions from ordinary income for the year ended October 31, 2013 is $2,525,474 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14
Cost of investments	$629,421,530
Gross appreciation	29,215,141
Gross depreciation	(5,055,493)
Net unrealized appreciation (depreciation)	$24,159,648

As of 10/31/13
Capital loss carryforwards	(33,184,396)
Other temporary differences	(3,749,117)
Net unrealized appreciation (depreciation)	21,810,840

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/14	$(11,450,273)
10/31/15	(4,950,649)
10/31/16	(16,783,474)
Total	$(33,184,396)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2014. For the six months ended April 30, 2014, the fund’s average daily net assets and gross income did not meet the thresholds required to waive the

Notes to Financial Statements (unaudited) – continued

management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.53% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2014, these fees paid to MFSC amounted to $13,791.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $573 and the Retirement Deferral plan resulted in an expense of $537. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $45,102 at April 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and

Notes to Financial Statements (unaudited) – continued

the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,112 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $478, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$6,897,057
Investments (non-U.S. Government securities)	$76,952,258	$94,437,149

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2014 and the year ended October 31, 2013, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	291,664	$1,800,091

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended April 30, 2014, the fund’s commitment fee and interest expense were $1,493 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	738,527	77,012,224	(74,821,284)	2,929,467

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,683	$2,929,467

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Fund”), including the portfolio of investments, as of April 30, 2014, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2014. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Fund for the year ended October 31, 2013, including the statement of changes in net assets for the year ended October 31, 2013, and the financial highlights for each of the five years in the period ended October 31, 2013, presented herein, and in our report dated December 16, 2013, we expressed an unqualified opinion on such financial statements of the Fund.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2014

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MIN

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/13-11/30/13	0	N/A	0	11,778,029
12/01/13-12/31/13	0	N/A	0	11,778,029
1/01/14-1/31/14	0	N/A	0	11,778,029
2/01/14-2/28/14	0	N/A	0	11,778,029
3/01/14-3/31/14	0	N/A	0	11,792,563
4/01/14-4/30/14	0	N/A	0	11,792,563

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2014 plan year is 11,792,563.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 13, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2014

*	Print name and title of each signing officer under his or her signature.